Schedule Of Projected Benefit Obligation In Excess Of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Line Items]
Projected benefit obligation	$ 8,167.4	$ 7,301.8
Fair value of plan assets	$ 5,758.7	$ 5,218.2